Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 13 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

Holdings maintains defined benefit retirement plans covering certain U.S. and non-U.S. employees. Retiree benefits under the defined benefit retirement plans are generally based on years of service and employee compensation. Effective March 15, 2012, certain of the defined benefit retirement plans were amended to freeze the plans for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. During the Successor year ended December 31, 2012, the plan amendment resulted in a plan curtailment that reduced pension liabilities by $13.9 million. During the Successor year ended December 31, 2012, $13.9 million ($8.6 million net of income taxes) was recorded in other comprehensive income (loss) as a reduction of the net other comprehensive loss.

The measurement date used to determine pension obligations is December 31. The following table sets forth the plans’ status (in millions.)

	Successor
	December 31, 2013	December 31, 2012
Accumulated benefit obligation	$283.6	$326.2

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$326.6	$296.3
Service cost	0.9	0.7
Interest cost	11.8	12.8
Actuarial (gain) loss	(42.6)	40.8
Plan amendments	—	0.2
Plan curtailment and settlements	(0.4)	(12.9)
Benefits paid	(12.3)	(11.5)
Currency translation adjustment	—	0.2

Projected benefit obligations at end of year	284.0	326.6

Change in plan assets:
Fair value of plan assets at beginning of year	219.9	190.2
Actual return on plan assets	23.9	27.0
Employer contributions	3.5	14.0
Benefits paid	(12.3)	(11.5)
Currency translation adjustment	—	0.2

Plan assets at end of year	235.0	219.9

Funded status, net	$(49.0)	$(106.7)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.6	$0.3
“Accrued expenses and other current liabilities”	—	(1.1)
“Pension and other post-retirement liabilities”	(49.6)	(105.9)

	$(49.0)	$(106.7)

The $42.6 million net actuarial gain for the Successor year ended December 31, 2013 was primarily due to the increase in the weighted average discount rate from 3.7% at December 31, 2012 to 4.7% at December 31, 2013. The $40.8 million net actuarial loss for the Successor year ended December 31, 2012 was primarily due to the decrease in the weighted average discount rate from 4.6% at December 31, 2011 to 3.7% at December 31, 2012.

Amounts recognized in “Accumulated other comprehensive loss” consisted of (in millions):

	Successor
	December 31, 2012	2013 Additions	December 31, 2013
Net actuarial (loss) gain	$(61.9)	$55.1	$(6.8)
Deferred income tax benefit (expense)	23.6	(21.0)	2.6

Accumulated other comprehensive loss	$(38.3)	$34.1	$(4.2)

	Successor
	December 31,		December 31,
	2011	2012 Additions	2012
Net actuarial loss	$(47.0)	$(14.9)	$(61.9)
Deferred income tax benefit	18.4	5.2	23.6

Accumulated other comprehensive loss	$(28.6)	$(9.7)	$(38.3)

The amount that will be amortized from “Accumulated other comprehensive loss” to profit or loss during 2014 is less than $0.1 million.

For certain of the pension plans, accumulated benefit obligations (“ABO”) exceed plan assets. For these plans, the combined projected benefit obligation, ABO and fair value of plan assets were $283.7 million, $283.5 million and $234.1 million, respectively, as of December 31, 2013 and $326.1 million, $325.8 million and $219.1 million, respectively, as of December 31, 2012.

During the Successor years ended December 31, 2013 and 2012, Holdings amortized pension costs of $3.8 million ($2.3 million net of tax) and $0.5 million ($0.3 million net of tax), respectively, from accumulated other comprehensive income (loss) to the profit and loss component of the consolidated statement of comprehensive income (loss). There were no reclassifications from accumulated other comprehensive income to the profit and loss component of the consolidated statement of comprehensive income (loss) during the Successor year ended December 31, 2011.

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows (in millions):

	Successor			Predecessor
				January 1,
	Year Ended	Year Ended	Year Ended	2011 through
	December 31,	December 31,	December 31,	January 25,
	2013	2012	2011	2011
Service cost	$0.9	$0.7	$4.3	$0.4
Interest cost	11.8	12.8	12.7	1.1
Expected return on plan assets	(15.2)	(15.6)	(13.5)	(1.2)
Amortization of unrecognized loss	3.8	0.5	—	0.2
Curtailment and settlement (gains) losses recognized	(0.4)	1.3	0.2	—

	$0.9	$(0.3)	$3.7	$0.5

During the Successor year ended December 31, 2013, a curtailment gain of $0.4 million was recognized related to the scheduled closure of one of Holdings’ Mexican facilities. The gain had been deferred until the affected employees were terminated. During 2013, the manufacturing operations were closed and the affected employees terminated, at which time the curtailment gain was recognized. During the Successor year ended December 31, 2012, a charge of $1.3 million was recorded for curtailment and settlement losses related to the scheduled closing of the manufacturing and distribution operations of one of Holdings’ Mexican subsidiaries. The losses recorded relate to Mexican government mandated severance plans of the Mexican subsidiary. These costs are included in “Restructuring costs, net” in the consolidated statements of comprehensive income (loss).

During the Successor year ended December 31, 2011, $0.2 million of curtailment and settlement losses related to headcount reductions at the Mexican subsidiaries were recorded. These costs are included in “Restructuring costs, net” in the consolidated statements of comprehensive income (loss).

Assumptions

The following assumptions were used in determining the benefit obligations and net periodic pension expense:

	Successor
	2013	2012	2011
Weighted Average:
Discount rate to determine benefit obligations	4.7%	3.7%	4.6%
Discount rate to determine net costs	3.7%	4.6%	5.7%
Rate of future compensation increases to determine benefit obligation	4.5%	4.5%	3.0%
Rate of future compensation increases to determine net cost	4.5%	3.2%	3.5%
Rate of return on plan assets to determine net cost	7.6%	7.8%	8.0%

The discount rate was determined considering current yield curves representing high quality, long-term fixed income instruments. The discount rate for the U.S. plans is based on a review of high quality (Aa or better) bonds from the Barclay’s Capital bond database.

Plan Assets

Holdings directs the investment of the plans’ assets with the objective of being able to meet current and future benefit payment needs while maximizing total investment returns within the constraints of a prudent level of portfolio risk and diversification. Holdings believes it is prudent to diversify among and within each asset class to decrease portfolio risk while, at the same time, improving the potential for enhanced long-term returns. Equity investments comprise the largest portion of the plan assets because they are believed to provide greater long-term returns than fixed income investments, although with greater short-term volatility. Additionally, Holdings believes that a meaningful allocation to non-U.S. equities will increase portfolio diversification and thereby decrease portfolio risk while, at the same time, providing the potential for enhanced long-term returns. With respect to fixed income investments, Holdings believes that the duration of the fixed income component should approximate the projected benefit obligation duration for better correlation of assets to liabilities.

Derivatives, options and futures are permitted investments but only for the purpose of reducing risk, not for speculative purposes. Currently, the use of derivative instruments is not significant when compared to the overall portfolio.

Holdings believes that investment managers with active mandates can reduce portfolio risk below market risk and potentially add value through security selection strategies. Consistent with this belief, Holdings retains the services of professional money managers to provide advice and recommendations to help Holdings discharge its fiduciary responsibilities in furtherance of the plans’ goals. With the services of professional money managers and the asset allocation targets discussed below, Holdings believes that the assumed expected long-term return on plan assets of 7.6% used to determine net pension cost will be achieved.

Holdings uses a Dynamic Asset Allocation (“DAA”) strategy for the allocation of plan assets. This strategy adjusts the asset allocation based on changes to the plan’s funded status (difference between plan assets and plan liabilities). With DAA the allocation to fixed income investments increases as the funded status of the plan improves up until the fixed income investments represent approximately 100% of the plan liabilities. However, Holdings realizes that actual allocations at any point will vary from this strategic target due to current and anticipated market conditions and required cash flows to and from the plans. The “Weighted Average Strategic Target” in the following table represents the weighted average of the aggregated Holdings’ plans. The “Permitted Range” anticipates the fluctuation in allocations and provides flexibility for the professional managers’ portfolios to vary around the target without a mandatory immediate rebalancing.

	Weighted Average
	Strategic Target	Permitted Range
U.S. equities	39%	35% to 45%
Non-U.S. equities	20%	15% to 25%
Fixed income	31%	25% to 35%
Real assets	10%	5% to 15%

	100%

The fair value of the plan assets are presented below (in millions).

	Successor
	December 31, 2013
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Indexed	$—	$79.7	$—	$79.7
Small and Mid-Cap Growth	—	7.6	—	7.6
Small and Mid-Cap Value	—	4.0	—	4.0

Total U.S. equities	—	91.3	—	91.3

Non-U.S. equities	—	47.2	—	47.2
Fixed income
Short & Mid Duration	—	5.1	—	5.1
Long Duration	—	0.2	—	0.2
Long Duration Indexed	—	67.7	—	67.7

Total fixed income	—	73.0	—	73.0

Real assets	—	—	23.5	23.5

	$—	$211.5	$23.5	$235.0

	Successor
	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$27.6	$—	$27.6
Large Cap Value	—	27.3	—	27.3
Large Cap Indexed	—	12.6	—	12.6
Small and Mid-Cap Growth	—	8.6	—	8.6
Small and Mid-Cap Value	—	8.8	—	8.8

Total U.S. equities	—	84.9	—	84.9

Non-U.S. equities	—	29.4	—	29.4
Fixed income
Short & Mid Duration	—	23.2	—	23.2
Long Duration	—	40.2	—	40.2
Long Duration Indexed	—	21.3	—	21.3

Total fixed income	—	84.7	—	84.7

Real assets	—	10.4	10.5	20.9

	$—	$209.4	$10.5	$219.9

The changes in Level 3 investments are presented below (in millions):

Real Assets

January 1, 2013	$10.5
Net transfers in	10.9
Purchases	0.1
Net unrealized gains	2.0

December 31, 2013	$23.5

The plan assets are primarily invested in pooled separate accounts, collectively the “Investment Funds.” The Investment Funds are managed by professional money managers. The following provides a summary of the investment styles of the respective Investment Funds.

Investment Funds

Growth Investment Funds – This investment style seeks long-term growth through equity appreciation. Large Cap Growth funds seek long-term appreciation through investment in large market capitalizations similar to companies in the Russell 1000, while the Small and Mid-Cap Growth funds invest in small and mid-market capitalizations similar to companies in the Russell 2000.

Value Investment Funds – This investment style seeks to identify equity securities that are perceived to be undervalued in the marketplace. Large Cap Value funds invest in large market capitalizations similar to companies in the Russell 1000, while the Small and Mid-Cap Value funds invest in small and mid-market capitalizations similar to companies in the Russell 2000.

Large Cap Indexed Funds – This investment style seeks to replicate the performance of the S&P 500 Index.

Foreign Equities Funds – This investment style uses multiple sub-advisors including core, value, growth and emerging markets strategies to provide a diversified exposure to non-U.S. equity markets.

Short & Mid Duration Fixed Income Funds – This investment style invests in a diversified portfolio of corporate securities and U.S. Treasuries and Agencies with shorter average durations. This investment style benchmarks against the Barclays Capital Aggregate Index.

Long Duration Fixed Income Funds – This investment style invests in a diversified portfolio of corporate securities and U.S. Treasury securities which have maturities greater than ten years. The asset allocation is weighted much heavier to U.S. investment grade corporate securities.

Long Duration Indexed Funds – This investment style seeks to track the return of the Barclay’s Capital Long Government / Credit Bond Index. This strategy invests in a diversified portfolio of corporate securities and U.S. Treasuries and Agencies which have maturities greater than ten years.

Investment Funds fair value measurements

The Investment Funds are valued using net asset values (“NAV”) as determined by the fund managers, which are based on the value of the underlying net assets of the funds. There are no unfunded commitments, restrictions on redemption frequency or advance notice periods required for redemption for any of the Investment Funds. The pension plans own undivided interests in the underlying assets of the Investment Funds where no quoted market prices exist. The NAV is based on observable market data and, therefore, the fair value measurements of the Investment Funds are considered Level 2 measurements.

Other Investments

Real assets – This category consists of two funds. The first fund invests the majority of assets in commercial real estate holdings. It focuses on properties that return both lease income and appreciation of the buildings’ marketable values. There are no unfunded commitments and redemptions may occur daily, but may be limited or delayed by a lack of liquidity in the fund. The fair value of the underlying assets is estimated using the NAV provided by the administrator of the fund. These fund assets are considered Level 3 measurements. The second fund invests in securities of real estate, natural resource, master limited partnerships and publicly-listed infrastructure companies. These fund assets are considered Level 2 measurements.

Cash and cash equivalents – Cash and cash equivalents are primarily invested in short-term investment funds which include debt instruments, government issues and repurchase agreements. The short-term investment funds are considered Level 2 measurements.

Cash Flows

Holdings’ funding policy is to fund amounts for pension plans sufficient to maintain a minimum 80% funded level. Holdings expects to contribute $4.8 million to its plans during 2014.

Expected benefit payments are based on the same assumptions used to measure Holdings’ benefit obligations at December 31, 2013 and include estimated future employee service. The future expected pension benefit payments are as follows (in millions):

Expected
Pension Benefit
Payments
2014	$12.5
2015	13.1
2016	13.8
2017	14.4
2018	15.0
5 years thereafter	83.0

Profit Sharing and Defined Contribution Plans

Certain subsidiaries sponsor defined contribution plans under section 401(k) of the Internal Revenue Code. Eligible participants may elect to defer from 5% to 50% of eligible compensation, subject to certain limitations imposed by the Internal Revenue Code. For some plans, such subsidiaries are required to match employees’ contributions based on formulas which vary by plan. For the remaining plans, matching contributions are discretionary. For the Successor years ended December 31, 2013, 2012 and 2011, matching contributions were $2.4 million, $0.2 million and $1.2 million, respectively. The matching contributions were $0.1 million during the Predecessor period January 1, 2011 through January 25, 2011. Holdings’ subsidiaries in China participate in government-sponsored defined contribution plans. Holdings’ subsidiary in the United Kingdom sponsors a defined contribution plan.

For the United States plans, profit sharing and defined contribution expense recognized during the Successor years ended December 31, 2013, 2012 and 2011 totaled $2.8 million, $2.7 million and $1.7 million, respectively. The profit sharing and defined contribution expense recognized during the Predecessor period January 1, 2011 through January 25, 2011 was $0.3 million. For the Chinese plan, defined contribution pension expense recognized during the Successor years ended December 31, 2013, 2012 and 2011 was $0.1 million, $0.1 million and $0.1 million, respectively.

Other Post-retirement Benefits (“OPEB”)

Certain subsidiaries provide health care and life insurance benefits to eligible retired employees. The plans are partially funded by participant contributions and contain cost-sharing features such as deductibles and coinsurance.

The measurement date used to determine post-retirement obligations is December 31. The following table presents information for the post-retirement plans (in millions):

	Successor
	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Change in benefit obligations
Benefit obligations at beginning of year	$14.9	$12.4
Service cost	0.5	0.4
Interest cost	0.6	0.5
Plan amendments	—	0.9
Actuarial (gain) loss	(2.1)	1.3
Benefit paid	(0.5)	(0.6)

Benefit obligations at end of year	$13.4	$14.9

The obligation was included in the consolidated balance sheets as follows (in millions):

	Successor
	December 31,	December 31,
	2013	2012

Obligation included in “Accrued expenses and other current liabilities”	$0.7	$0.7
Obligation included in “Pension and other post-retirement liabilities”	12.7	14.2

	$13.4	$14.9

A portion of the $13.4 million and $14.9 million of accrued obligation shown above has not been recorded in the results of operations, but instead has been recorded in “Accumulated other comprehensive loss.” The amounts in “Accumulated other comprehensive loss” were ($1.7) million ($1.1 million after tax) and ($4.1) million ($2.5 million after tax) at December 31, 2013 and 2012, respectively.

During the Successor years ended December 31, 2013 and 2012, Holdings amortized post-retirement benefit costs of $0.3 million ($0.2 million net of tax) and $0.1 million (less than $0.1 million net of tax), respectively, from “Accumulated other comprehensive loss” to the profit and loss component of the consolidated statements of comprehensive income (loss). There were no reclassifications from “Accumulated other comprehensive loss” to the profit and loss component of the consolidated statement of comprehensive income (loss) during the Successor year ended December 31, 2011.

Components of Net Periodic Post-retirement Benefit Costs

The components of net periodic post-retirement benefit cost were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Service cost	$0.5	$0.4	$0.3	$—
Interest cost	0.6	0.5	0.5	0.1
Amortization of unrecognized loss	0.2	0.1	—	—
Amortization of prior service costs	0.1	—	—	—

	$1.4	$1.0	$0.8	$0.1

Assumptions

The following assumptions were used in determining the benefit obligations and net periodic post-retirement plan expense:

	Successor
	2013	2012	2011
Weighted average discount rate to determine benefit obligations	4.7%	3.8%	4.6%
Weighted average discount rate to determine net costs	3.8%	4.6%	5.7%

The annual health care cost trend rate used to determine the benefit obligations at December 31, 2013 is assumed to decline from 7.5% in 2014 to 4.5% in 2030. Increasing the assumed healthcare cost trend rates by one percentage point would result in additional annual costs of approximately $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point would result in a decrease of approximately $0.1 million in annual costs. The effect on post-retirement benefit obligations at December 31, 2013 of a one percentage point increase would be $0.5 million. The effect of a one percentage point decrease would be $0.5 million.

Holdings funds medical and life insurance benefit costs principally on a pay-as-you-go basis. The pay-as-you-go expenditures for post-retirement benefits have not been material. The expected future post-retirement benefit payments are as follows (in millions):

Expected Post-retirement Benefit Payments

2014	$0.7
2015	0.7
2016	0.7
2017	0.7
2018	0.7
5 years thereafter	4.1